Schedule of value of broker and non-broker class A common share purchase warrants outstanding (Details) - Warrants [member]	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	604,918	604,918
Non-broker [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding
Value of warants outstanding | $
Broker [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	604,918	604,918
Value of warants outstanding | $	$ 598	$ 598
Broker and Non Broker [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	604,918	604,918
Value of warants outstanding | $	$ 598	$ 598